Segments and Geographical Information (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 14,946	$ 16,549
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues	11,086	11,081
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues	1,679	3,074
India [Member]
Segment Reporting Information [Line Items]
Total revenues	1,392	1,494
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues	323	479
United States [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 466	$ 421